Schedule of mining exploration and metallurgy comprehensive loss (Details)	12 Months Ended
Feb. 29, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2022
Consulting	54,601
Survey, Drilling & Geophysics	801,137
Metallurgical Testing	328,705
Balance as at February 28, 2023	1,184,443
Consulting	217,273
Survey, Drilling & Geophysics	2,869,568
Metallurgical Testing	433,256
Balance as at February 29, 2024	3,520,097
Lacal Orignal Flagship Area [Member]
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2022
Consulting	18,500
Survey, Drilling & Geophysics	286,486
Metallurgical Testing	328,705
Balance as at February 28, 2023	633,691
Consulting	197,208
Survey, Drilling & Geophysics	34,060
Metallurgical Testing	58,335
Balance as at February 29, 2024	289,603
Begin Lamarche Area [Member]
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2022
Consulting	36,101
Survey, Drilling & Geophysics	514,651
Metallurgical Testing
Balance as at February 28, 2023	550,752
Consulting	20,065
Survey, Drilling & Geophysics	2,763,240
Metallurgical Testing	374,921
Balance as at February 29, 2024	3,708,978
Bluesky Area [Member]
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2022
Consulting
Survey, Drilling & Geophysics
Metallurgical Testing
Balance as at February 28, 2023
Consulting
Survey, Drilling & Geophysics	72,268
Metallurgical Testing
Balance as at February 29, 2024	$ 72,268